INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0%
	AUTOMOTIVE — 0.6%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$ 982,523
1,000,000	BorgWarner, Inc.	4.9500	08/15/29	1,028,205
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	1,041,695
				3,052,423
	BANKING — 0.6%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,035,607
1,000,000	Regions Financial Corporation	1.8000	08/12/28	947,392
1,000,000	Zions Bancorp NA	3.2500	10/29/29	951,435
				2,934,434
	BEVERAGES — 0.4%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,038,320
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,064,471
				2,102,791
	BIOTECH & PHARMA — 0.2%
1,000,000	Royalty Pharma plc	5.4000	09/02/34	1,036,479

	CHEMICALS — 0.6%
1,000,000	Albemarle Corporation	4.6500	06/01/27	1,007,684
1,000,000	Albemarle Corporation	5.0500	06/01/32	1,019,982
1,000,000	Cabot Corporation	5.0000	06/30/32	1,025,034
				3,052,700
	COMMERCIAL SUPPORT SERVICES — 3.7%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	999,442
1,000,000	Cintas Corp No 2 B	4.0000	05/01/32	992,798
1,000,000	Republic Services, Inc.	3.3750	11/15/27	994,438
1,000,000	Republic Services, Inc.	3.9500	05/15/28	1,003,497
1,000,000	Republic Services, Inc.	2.3000	03/01/30	938,743
1,000,000	Republic Services, Inc.	1.4500	02/15/31	883,516
10,400,000	Republic Services, Inc.	1.7500	02/15/32	9,095,082
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	1,010,406
1,000,000	Waste Management, Inc.	3.1500	11/15/27	992,611
1,000,000	Waste Management, Inc.	4.6250	02/15/33	1,025,535
				17,936,068

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	CONSTRUCTION MATERIALS — 2.9%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	$ 997,418
10,400,000	Carlisle Companies, Inc.	2.7500	03/01/30	9,889,023
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	885,600
1,000,000	Carlisle Companies, Inc.	5.2500	09/15/35	1,033,159
1,000,000	Vulcan Materials Company	3.9000	04/01/27	1,000,742
				13,805,942
	CONTAINERS & PACKAGING — 0.8%
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	1,010,868
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	940,317
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	924,981
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	955,019
				3,831,185
	DIVERSIFIED INDUSTRIALS — 1.0%
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	995,735
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	1,006,812
1,000,000	Parker-Hannifin Corporation	3.2500	06/14/29	981,163
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,019,556
1,000,000	Parker-Hannifin Corporation	4.2000	11/21/34	987,718
				4,990,984
	ELECTRIC UTILITIES — 3.6%
1,000,000	DTE Energy Company	5.8500	06/01/34	1,075,945
1,000,000	Entergy Corporation	1.9000	06/15/28	956,010
1,000,000	Entergy Corporation	2.8000	06/15/30	946,857
1,000,000	Entergy Corporation	2.4000	06/15/31	909,146
10,400,000	Evergy, Inc.	2.9000	09/15/29	10,002,785
1,000,000	Eversource Energy	5.9500	07/15/34	1,069,003
1,000,000	Public Service Enterprise Group, Inc.	5.4000	03/15/35	1,038,066
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	962,738
				16,960,550
	ELECTRICAL EQUIPMENT — 5.7%
1,000,000	Amphenol Corporation	5.0500	04/05/27	1,013,360
10,400,000	Amphenol Corporation	4.3500	06/01/29	10,572,500
1,000,000	Amphenol Corporation	2.8000	02/15/30	957,491
1,000,000	Amphenol Corporation	2.2000	09/15/31	907,185

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	ELECTRICAL EQUIPMENT — 5.7% (Continued)
1,000,000	Amphenol Corporation	5.2500	04/05/34	$ 1,048,468
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	999,123
10,400,000	Trimble, Inc.	4.9000	06/15/28	10,499,376
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,066,513
				27,064,016
	ENGINEERING & CONSTRUCTION — 0.4%
1,000,000	Quanta Services, Inc.	4.5000	01/15/31	1,012,571
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	1,036,853
				2,049,424
	FOOD — 4.8%
1,000,000	Campbell Soup Company	4.1500	03/15/28	1,003,518
1,000,000	Campbell Soup Company	5.4000	03/21/34	1,022,587
1,000,000	Campbell's Company (The)	4.5500	03/21/31	1,002,355
10,400,000	Conagra Brands, Inc.	1.3750	11/01/27	9,959,038
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,014,696
1,000,000	Conagra Brands, Inc.	5.7500	08/01/35	1,031,663
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	995,809
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	940,101
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	1,026,774
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	988,503
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,024,708
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	949,534
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	1,006,203
1,000,000	The Campbell's Company	5.2000	03/19/27	1,013,292
				22,978,781
	GAS & WATER UTILITIES — 4.3%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	992,370
10,400,000	Atmos Energy Corporation	2.6250	09/15/29	10,001,225
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	891,464
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,094,308
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	902,503
1,000,000	Essential Utilities, Inc.	4.8000	08/15/27	1,010,962
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	947,077
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,043,528

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	GAS & WATER UTILITIES — 4.3% (Continued)
1,000,000	National Fuel Gas Company	2.9500	03/01/31	$ 929,947
1,000,000	National Fuel Gas Company	5.9500	03/15/35	1,065,803
1,000,000	NiSource, Inc.	1.7000	02/15/31	886,994
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,049,229
				20,815,410
	HOME CONSTRUCTION — 1.5%
1,000,000	DR Horton, Inc.	1.3000	10/15/26	984,453
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	971,842
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,072,902
1,000,000	Masco Corporation	2.0000	02/15/31	899,687
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,042,820
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	978,926
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,116,394
				7,067,024
	HOUSEHOLD PRODUCTS — 0.4%
1,000,000	Kenvue, Inc.	4.8500	05/22/32	1,034,603
1,000,000	Kenvue, Inc.	4.9000	03/22/33	1,033,396
				2,067,999
	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
10,400,000	Cboe Global Markets, Inc.	3.6500	01/12/27	10,386,745
1,000,000	Nasdaq, Inc.	5.5500	02/15/34	1,054,055
				11,440,800
	INSURANCE — 1.7%
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,049,392
1,000,000	Loews Corporation	3.2000	05/15/30	965,769
1,000,000	Primerica, Inc.	2.8000	11/19/31	916,691
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	972,055
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,032,510
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	995,457
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	955,416
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,070,185
				7,957,475
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	972,675

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	MACHINERY — 6.9%
1,000,000	AGCO Corporation	5.4500	03/21/27	$ 1,012,811
1,000,000	AGCO Corporation	5.8000	03/21/34	1,057,262
10,400,000	Caterpillar, Inc.	2.6000	09/19/29	10,006,710
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	910,384
1,000,000	Caterpillar, Inc.	5.2000	05/15/35	1,049,205
1,000,000	Flowserve Corporation	2.8000	01/15/32	909,496
1,000,000	Ingersoll Rand, Inc.	5.4000	08/14/28	1,035,110
1,000,000	Ingersoll Rand, Inc.	5.1760	06/15/29	1,037,881
1,000,000	Ingersoll Rand, Inc.	5.3140	06/15/31	1,053,403
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,070,437
1,000,000	Nordson Corporation	5.8000	09/15/33	1,069,630
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,039,053
1,000,000	Stanley Black & Decker, Inc.	2.3000	03/15/30	927,969
10,400,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	9,570,764
1,000,000	Veralto Corporation	5.4500	09/18/33	1,054,156
				32,804,271
	MEDICAL EQUIPMENT & DEVICES — 7.0%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	980,690
1,000,000	Baxter International, Inc.	2.2720	12/01/28	945,934
10,400,000	Baxter International, Inc.	3.9500	04/01/30	10,188,913
10,400,000	Baxter International, Inc.	2.5390	02/01/32	9,103,858
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	938,635
10,400,000	Revvity, Inc.	2.2500	09/15/31	9,274,405
1,000,000	Solventum Corporation	5.4500	03/13/31	1,050,307
1,000,000	Solventum Corporation	5.6000	03/23/34	1,045,116
				33,527,858
	METALS & MINING — 2.0%
10,400,000	Newmont Corporation	2.6000	07/15/32	9,569,770

	OIL & GAS PRODUCERS — 8.9%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,073,129
1,000,000	Devon Energy Corporation	4.5000	01/15/30	1,009,803

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	OIL & GAS PRODUCERS — 8.9% (Continued)
1,000,000	Devon Energy Corporation	7.8750	09/30/31	$ 1,173,792
1,000,000	Devon Energy Corporation	5.2000	09/15/34	1,025,642
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	995,845
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	979,514
10,400,000	Diamondback Energy, Inc.	3.1250	03/24/31	9,871,588
1,000,000	Diamondback Energy, Inc.	5.5500	04/01/35	1,046,681
1,000,000	EQT Corporation	5.7000	04/01/28	1,034,284
1,000,000	EQT Corporation	7.0000	02/01/30	1,095,834
1,000,000	EQT Corporation	5.7500	02/01/34	1,059,546
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	1,008,582
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,170,800
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	1,043,938
1,000,000	MPLX, L.P.	4.9500	09/01/32	1,018,731
1,000,000	MPLX, L.P.	5.4000	04/01/35	1,024,278
1,000,000	ONEOK, Inc.	4.0000	07/13/27	1,001,360
1,000,000	ONEOK, Inc.	6.0000	06/15/35	1,066,715
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,058,972
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,082,472
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	1,000,590
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,076,305
10,400,000	Valero Energy Corporation	4.3500	06/01/28	10,496,889
				42,415,290
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	1,001,422
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	1,012,733
				2,014,155
	REAL ESTATE INVESTMENT TRUSTS — 18.3%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	998,382
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	1,015,849
10,400,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	10,618,483
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	942,343
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	860,458
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	1,009,394
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	974,876

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.3% (Continued)
10,400,000	Boston Properties, L.P.	3.2500	01/30/31	$ 9,802,868
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	879,848
10,400,000	Camden Property Trust	4.9000	01/15/34	10,657,633
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	958,763
1,000,000	Crown Castle, Inc.	2.5000	07/15/31	904,774
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,059,855
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	996,638
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	1,010,771
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	987,775
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	995,821
10,400,000	Extra Space Storage, L.P.	2.5500	06/01/31	9,508,609
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	884,087
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	882,163
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	1,020,888
1,000,000	LXP Industrial Trust	2.7000	09/15/30	927,916
1,000,000	LXP Industrial Trust	2.3750	10/01/31	888,285
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	917,999
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	938,794
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,054,720
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	1,010,455
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	975,602
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	903,401
1,000,000	Prologis, L.P.	3.8750	09/15/28	1,001,108
1,000,000	Prologis, L.P.	2.2500	04/15/30	937,168
1,000,000	Prologis, L.P.	1.2500	10/15/30	885,104
1,000,000	Prologis, L.P.	1.6250	03/15/31	890,820
1,000,000	Public Storage Operating Company	3.0940	09/15/27	993,347
10,400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	9,942,923
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	918,516
1,000,000	UDR, Inc.	3.2000	01/15/30	971,468
1,000,000	UDR, Inc.	2.1000	08/01/32	872,076
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	995,466
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	1,000,085
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	1,010,276

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.3% (Continued)
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	$ 1,022,221
1,000,000	WP Carey, Inc.	2.4000	02/01/31	913,340
1,000,000	WP Carey, Inc.	2.2500	04/01/33	855,258
				87,796,626
	RETAIL - DISCRETIONARY — 3.0%
10,400,000	AutoZone, Inc.	3.7500	06/01/27	10,384,477
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,050,808
1,000,000	Genuine Parts Company	1.8750	11/01/30	883,083
1,000,000	Genuine Parts Company	2.7500	02/01/32	888,126
1,000,000	Tractor Supply Company B	5.2500	05/15/33	1,039,707
				14,246,201
	SEMICONDUCTORS — 2.5%
1,000,000	Broadcom, Inc.	5.2000	07/15/35	1,033,987
1,000,000	KLA Corporation	4.1000	03/15/29	1,007,225
1,000,000	KLA Corporation	4.6500	07/15/32	1,026,275
1,000,000	KLA Corporation	4.7000	02/01/34	1,015,838
1,000,000	Marvell Technology, Inc.	2.9500	04/15/31	935,346
1,000,000	Marvell Technology, Inc.	5.4500	07/15/35	1,041,716
1,000,000	QUALCOMM, Inc.	3.2500	05/20/27	995,330
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	949,592
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	930,713
1,000,000	QUALCOMM, Inc.	4.7500	05/20/32	1,028,609
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,066,638
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	911,909
				11,943,178
	SOFTWARE — 2.8%
10,400,000	Fortinet, Inc.	2.2000	03/15/31	9,432,963
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	1,003,012
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	909,009
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	879,027
1,000,000	Roper Technologies, Inc.	4.7500	02/15/32	1,012,574
				13,236,585
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	909,181

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	STEEL — 0.8%
1,000,000	Nucor Corporation	2.7000	06/01/30	$ 949,275
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	973,496
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	958,104
1,000,000	Steel Dynamics, Inc.	5.2500	05/15/35	1,027,995
				3,908,870
	TECHNOLOGY HARDWARE — 3.5%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	995,325
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	905,097
1,000,000	Flex Ltd.	5.2500	01/15/32	1,027,188
1,000,000	Jabil, Inc.	4.2500	05/15/27	1,004,194
1,000,000	Jabil, Inc.	3.9500	01/12/28	998,637
10,400,000	Jabil, Inc.	3.6000	01/15/30	10,132,165
1,000,000	Jabil, Inc.	3.0000	01/15/31	938,401
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	937,786
				16,938,793
	TECHNOLOGY SERVICES — 4.0%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	915,142
10,400,000	Automatic Data Processing, Inc.	4.4500	09/09/34	10,399,349
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,018,982
1,000,000	Kyndryl Holdings, Inc.(b)	6.3500	02/20/34	955,272
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	941,205
1,000,000	MSCI, Inc.	5.2500	09/01/35	1,001,581
1,000,000	Paychex, Inc.	5.3500	04/15/32	1,026,360
1,000,000	Paychex, Inc.	5.6000	04/15/35	1,026,943
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	1,003,885
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,060,024
				19,348,743
	TRANSPORTATION & LOGISTICS — 1.1%
1,000,000	CSX Corporation	3.8000	03/01/28	1,001,292
1,000,000	CSX Corporation	4.2500	03/15/29	1,013,859
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,027,809
1,000,000	Ryder System, Inc.	5.3750	03/15/29	1,038,321

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	TRANSPORTATION & LOGISTICS — 1.1% (Continued)
1,000,000	Ryder System, Inc.	6.6000	12/01/33	$ 1,129,573
				5,210,854
	TRANSPORTATION EQUIPMENT — 0.6%
1,000,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	996,773
1,000,000	Westinghouse Air Brake Technologies Corporation	4.7000	09/15/28	1,016,015
1,000,000	Westinghouse Air Brake Technologies Corporation	5.6110	03/11/34	1,060,987
				3,073,775
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	1,012,657

	TOTAL CORPORATE BONDS (Cost $461,532,022)			470,073,967

Shares				Fair Value
	COLLATERAL FOR SECURITIES LOANED – 0.2%
	MONEY MARKET FUND - 0.2%
877,795	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $877,795) (c)			877,795

	TOTAL INVESTMENTS - 98.2% (Cost $461,532,022)			$ 470,951,762
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			8,771,717
	NET ASSETS - 100.0%			$ 479,723,479

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $2,955,360 or 0.6% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $857,834.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2026. Total collateral had a value of $877,795 at February 28, 2026.